Summary of Significant Accounting Policies (Details) - Schedule of Deferred Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Revenue [Abstract]
Beginning balance
Prepayment received	13,073,449
Ending balance	$ 13,073,449